Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid expenses and other current assets	Prepaid expenses and other current assets consist of the following:
	June 30, 2023	June 30, 2022
Other receivables, net(1)	$1,286,920	$1,706,767
Deferred initial public offering costs(2)	—	629,748
Prepaid expenses(3)	54,281	96,398
Prepaid expenses and other current assets	$1,341,201	$2,432,913

(1)      Other receivable primarily includes prepaid VAT input tax in connection with the Company’s purchase of electronic component products from third-party suppliers when VAT invoices have not been received as of the balance sheet date. Other receivable also includes, advances to employees for business development and security deposits for operating leases. As of June 30, 2023, the balance of other receivable mainly consists of $892,703 of prepaid VAT input tax, $21,910 of advances to employees and $317,459 of security deposits for operating leases. All the June 30, 2022 other receivable balance and approximately 74.9% of the June 30, 2023 other receivable balance has been collected or settled.

(2)      Deferred initial public offering costs of nil and $629,748 was included in “prepaid expenses and other current assets” as of June 30, 2023 and 2022, respectively.

(3)      Prepaid expenses include mainly prepayment for rental expense and equipment maintenance, etc.